Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net loss	$ (697,941)	$ (7,081,647)	$ (9,924,859)
Adjustments to reconcile net (loss) to net cash (used in) provided by operating activities:
Provision for allowance for credit losses on accounts receivable, other current assets, and advances to suppliers	1,413,216	645,493	5,541,717
Provision for obsolete inventories	(53,314)	63,716	(82,255)
Depreciation	2,993,285	7,235,797	3,704,818
Amortization of convertible note discount	68,241
Loss (gain) on sale of property and equipment	96,131	3,001,559	(655,907)
Impairment of property and equipment		1,468,014
Loss from disposal of inventories
Stock-based payments for consulting services	204,000	23,100	187,390
Stock-based compensation to employees	1,360,000		2,950,070
Impairment on cryptocurrencies		1,517,172	493,617
(Gain) on sales of cryptocurrencies		(679,111)	(410,979)
Loss (gain) on disposal of subsidiaries	16,184	(3,106,798)
Loss on long-term investment	8,031	261,397	814,440
Exchange difference	594,137	1,524,177
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(393,934)	(3,964,973)	(907,826)
(Increase) decrease in accounts receivable from related parties	(197,096)	238,806	515,334
Decrease in accounts payable from related party			(70,525)
(Increase) decrease in inventories	(1,786,825)	101,792	165,566
Cryptocurrencies - mining and purchases		(5,026,628)	(5,455,345)
Decrease in other non-current assets	919,081	967,407	1,885,104
(Increase) in other receivables and prepaid expenses	(53,329)	(183,808)
(Increase) decrease in advances to suppliers	(6,266,842)	656,158	(6,719,399)
(Decrease) Increase in amounts due to/from related parties	494,889		(827,901)
Increase (decrease) in other payables and accrued expenses	(465,678)	798,636	(2,263,237)
Increase in advances from customers	593,429	235,823	48,301
Increase (decrease) in advances from related parties	509	(17,192)	(22,705)
Increase in payroll payable and benefits	199,360	177,953	231,673
(Decrease) increase in lease liability	(4,082)	(84,161)	91,586
(Decrease) in accounts payable	(1,364,282)	(5,986,490)	(5,812,529)
(Decrease) increase in income tax payable	(3,187)	(297,890)	374,353
Net cash (used in) operating activities	(2,326,017)	(7,511,698)	(16,149,498)
INVESTING ACTIVITIES
Proceeds from sales of cryptocurrencies		5,017,732	4,543,543
Proceeds from sales of property and equipment		1,082,272
Purchases of property, equipment and software	(1,209,613)	(1,793,342)	(11,293,962)
Acquisition of cash in connection with a business acquisition	589	3,895	7,545
Consideration paid for acquisition			(7,257,394)
Net cash (used in) provided by investing activities	(1,209,024)	4,310,557	(14,000,268)
FINANCING ACTIVITIES
Proceeds from borrowings under short-term loans	8,766,614	7,441,600	11,937,002
Borrowings from related parties			3,100,520
Repayment of short-term loans	(7,225,528)	(7,418,884)	(10,332,736)
Proceeds from issuance of convertible note	550,000
Proceeds from issuance of ordinary shares	1,748,258		28,323,371
Net cash provided by financing activities	3,839,344	22,716	33,028,157
Effect of exchange rate changes on cash and cash equivalents	(26,688)	(329,601)	555,961
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	277,615	(3,508,026)	3,434,352
CASH AND CASH EQUIVALENTS, BEGINNING	1,023,240	4,531,266	1,096,914
CASH AND CASH EQUIVALENTS, ENDING	1,300,855	1,023,240	4,531,266
Cash paid during the year
Income taxes	8,180	69,869
Interest	512,389	553,885	$ 454,261
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents from continuing operations	1,300,855	1,014,591
Cash and cash equivalents from discontinued operations		8,649
Total cash, cash equivalents, and restricted cash	$ 1,300,855	$ 1,023,240